PIMCO Equity Series

Supplement Dated June 8, 2015 to the

PIMCO Balanced Income Fund, PIMCO Dividend and Income Builder Fund,

PIMCO Global Dividend Fund and PIMCO EqS® Long/Short Fund Prospectus (dated October 31, 2014),

PIMCO International Dividend Fund Prospectus (dated November 17, 2014),

PIMCO RAE Fundamental Funds Prospectuses (each dated June 4, 2015),

PIMCO U.S. Dividend Fund Prospectus (dated November 17, 2014), and

PIMCO RealPath™ Blend Funds Prospectus (dated December 22, 2014),

each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Unless you are eligible for a waiver, if you purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC, as described in the Prospectuses.

Effective August 10, 2015, the CDSC holding period described above is reduced from 18 months to 12 months for purchases of such Class A shares on or after August 10, 2015.

Accordingly, effective August 10, 2015, corresponding changes are made throughout the Prospectuses.

Investors Should Retain This Supplement for Future Reference

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PIMCO Equity Series

Supplement Dated June 8, 2015 to the

Statement of Additional Information (“SAI”), dated October 31, 2014,

as supplemented from time to time

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Effective August 10, 2015, the CDSC holding period applicable to redemptions of Class A shares is reduced from 18 months to 12 months for purchases of applicable Class A shares on or after August 10, 2015.

Accordingly, effective August 10, 2015, corresponding changes are made throughout the SAI.

In addition, effective August 10, 2015, footnote (1) to the table in the “Distribution of Trust Shares—Additional Information about Purchases, Exchanges and Redemptions of Class A, Class C and Class R Shares—Initial Sales Charge Alternative—Class A Shares” section of the SAI is deleted in its entirety and replaced with the following:

(1)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 1.00% of the first $4,999,999.99, and 0.50% of amounts of $5,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 distribution fee of 0.25% beginning in the thirteenth month after purchase.

Investors Should Retain This Supplement for Future Reference

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